Stockholders' Equity	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Stockholders' Equity
8. Stockholders’ Equity
Each share of common stock is entitled to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when declared by the board of directors, subject to the prior rights of holders of all classes of stock outstanding. As of December 31, 2022, a total 5,956,282 shares of common stock were reserved for issuance upon the exercise of outstanding stock options and warrants under the 2020 Equity Incentive Plan and the 2011 Equity Incentive Plan.
Share Issuances
In March 2021, an accredited investor subscribed for, and the Company issued, 9,000 shares of its stock in exchange for consulting services. The fair value of the stock was $60,391 based upon the closing price of the shares on the date of the transaction. Issuance costs were not material. No additional rights or options were granted to this accredited investor in connection with this issuance.
In May 2021, the Company issued 73,496 shares of its common stock in connection with the exercise of 90,415 non-qualified
stock options with a strike price of $0.38 per share. The Company withheld 16,919 shares of its common stock for taxes.
In August 2021, the Company issued 21,853 shares of its common stock in connection with the exercise of non-qualified
stock options with a strike price of $2.02 per share.
In connection with the June 2021 Offering, the Company issued and sold 15,000,000 fully paid non-assessable
shares of its common stock at a public offering price of $3.00 per share. Proceeds from the June 2021 Offering were $41.1 million after deducting offering costs, underwriting discounts and commissions of approximately $3.9 million. The net proceeds are and will be used as working capital by the Company.

In January 2022, the Company issued 21,853 shares of its common stock in connection with the exercise of non-qualified
stock options with a strike price of $2.02 per share. Issuance costs were not material. No additional rights or options were granted to this accredited investor in connection with this issuance. This issuance was exempt from registration pursuant to Section 4(a)(2) of the Securities Act as transactions by an issuer not involving any public offering.
In February 2022, a corporate accredited investor subscribed for, and the Company issued, 50,000 shares of its common stock in exchange for consulting services. The fair value of the common stock was $67,000 based upon the closing price of the shares on the date of the transaction. Issuance costs were not material. No additional rights or options were granted to this accredited investor in connection with this issuance. This issuance was exempt from registration pursuant to Section 4(a)(2) of the Securities Act as transactions by an issuer not involving any public offering.